(Columbia Dividend Income Fund - Class Z) | (Columbia Dividend Income Fund)

The section of the Fund's prospectus offering Class Z shares entitled "Columbia Dividend Income Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Dividend Income Fund)		Class Z Shares (Columbia Dividend Income Fund - Class Z)
Management fees	[1]	0.64%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.21%
Total annual Fund operating expenses		0.85%
Fee waivers and/or reimbursements		(0.10%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	[3]	0.75%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until January 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.75% for Class Z.

Expense Example (Columbia Dividend Income Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Dividend Income Fund - Class Z)	[1]	77	261	462	1,040
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.